Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Deposit and Other Assets

Deposits and other assets consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Entertainment production costs	$2,196	$6,849
Base stock	17,705	20,082
Deposits and other	16,569	23,139

	$36,470	$50,070